Variable interest entities (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Assets and Liabilities of VIE Included in Consolidated Balance Sheets
At March 31, 2014, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	6,495
Account receivables, net	3,315
Other current assets	26,226
Property, plant and equipment, net	1,330
Intangibles, net	61,269
Goodwill	15,570
Other noncurrent assets	6,395

Total assets	120,600

Liabilities:
Accounts payable and accrued expenses	42,329
Other current liabilities	9,498
Other noncurrent liabilities	3,136

Total liabilities	54,963